Parent Entity Financial Information	12 Months Ended
Jun. 30, 2025
Parent Entity Financial Information [Abstract]
Parent entity financial information

Note 21. Parent entity financial information

The individual financial statements for the parent entity show the following aggregate amounts:

	2025 A$	2024 A$
Balance sheet
Current assets	8,999,353	14,724,947
Non-current assets	1,437,917	859,110
Total assets	10,437,270	15,584,057
Current liabilities	1,964,914	2,775,925
Non-current liabilities	94,577	141,510
Total liabilities	2,059,491	2,917,435

Shareholders’ equity
Share capital	88,872,756	88,504,043
Share-based payments reserve	1,526,386	3,059,321
Accumulated losses	(82,021,363)	(78,896,742)
	8,377,779	12,666,662
Loss for the year	5,132,279	6,899,593
Total comprehensive loss	5,132,279	6,899,593
(b)	Guarantees entered into by the parent entity

The parent entity has not entered into any guarantees in relation to debts of its subsidiaries in the year ended 30 June 2025 (2024: Nil).

(c)	Contingent liabilities of the parent entity

The parent entity did not have any contingent liabilities as at 30 June 2025 or 30 June 2024.

(d)	Contractual commitments for the acquisition of property, plant or equipment

The parent entity has not entered into any contractual commitments for the acquisition of property, plant or equipment in the year ended 30 June 2025 (2024: Nil).

(e)	Determining the parent entity financial information

The financial information for the parent entity has been prepared on the same basis as the consolidated financial statements, except as set out below.

(i)	Investments in subsidiaries

Investments in subsidiaries are accounted for at cost in the financial statements of Immuron Limited.

(ii)	Intercompany loan

Total comprehensive loss of the parent entity includes the fully impaired intercompany loan.